Note 11 - Mineral Property Interests (Tables)	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of mineral property interests [text block]
	Quebec	Nunavut	Total
Balance at December 31, 2022	$125,656	$19,534	$145,190
Option payment received	(880)	-	(880)
Disposition	(1,746)	-	(1,746)
Change in estimate of provision for site reclamation and closure (note 14)	(52)	127	75
Balance at December 31, 2023	$122,978	$19,661	$142,639
Additions(a)	3,030	-	3,030
Change in estimate of provision for site reclamation and closure (note 14)	(23)	427	404
Impairment	(88,885)	(11,988)	(100,873)
Balance at December 31, 2024	$37,100	$8,100	$45,200